Expense Example {- Fidelity Simplicity RMD 2010 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-13 - Fidelity Simplicity RMD 2010 Fund - Fidelity Simplicity RMD 2010 Fund	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616